Other Non-current Assets - Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Assets, Noncurrent [Abstract]
Operating lease right-of-use assets	¥ 199,305	$ 28,072	¥ 115,118
Others	1,623	228	934
Other non-current assets	¥ 200,928	$ 28,300	¥ 116,052